LEASE RENTAL RECEIVABLES - Net investment in financing leases (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
LEASE RENTAL RECEIVABLES
Total minimum lease payments receivable	$ 168,493	¥ 1,096,260	¥ 129,005
Minimum lease payments receivable	168,493	1,096,260	129,005
Net minimum lease payments receivable	168,493	1,096,260	129,005
Less: Unearned income	(23,564)	(153,314)	(18,162)
Net investment in financing leases	144,929	942,946	110,843
Current portion	29,772	193,703	23,292
Non-current portion	$ 115,157	¥ 749,243	¥ 87,551